Corporate Line of Credit and Preclosing Bridge Notes - Issuance of Post-Closing Convertible Notes (Details)		3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 22, 2023 USD ($) day $ / shares	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 USD ($)	Oct. 11, 2023 USD ($)	Nov. 30, 2021 USD ($)
Debt Instrument [Line Items]
Funds held in trust, amount	$ 21,400,000
Loan Commitment, Asset						$ 16,119,000	$ 121,723,000	$ 0
Post-Closing Convertible Notes (issued to a related party. See Note 10)						0		$ 513,001,000
Interest expense		$ 2,758,000	$ 2,838,000	$ 9,544,000	$ 14,775,000	17,059,000	$ 69,929,000
Convertible Debt | Post-Closing Convertible Notes
Debt Instrument [Line Items]
Aggregate principal amount	528,600,000									$ 750,000,000
Carrying amount	$ 550,000,000
Fixed interest rate	1.00%
Loan Commitment, Asset						$ 16,100,000
Post-Closing Convertible Notes (issued to a related party. See Note 10)		513,000,000.0		513,000,000.0
First anniversary VWAP	115.00%
VWAP threshold, minimum | $ / shares	$ 8.00
VWAP threshold, maximum | $ / shares	$ 12.00
Redemption price percentage	115.00%
Threshold percentage stock price trigger	130.00%
Threshold trading days | day	20
Threshold consecutive trading days | day	30
Amount able to designate as senior	$ 150,000,000
Interest expense		$ 500,000		$ 500,000
Convertible Debt | Post-Closing Convertible Notes | Subsequent event
Debt Instrument [Line Items]
Aggregate principal amount									$ 528,600,000